Restatement of Previously Issued Financial Statements (Details) - Schedule statement of changes in stockholders’ equity (deficit) and cash flows (Parentheticals)	3 Months Ended
Mar. 31, 2021 USD ($)
As Previously Reported [Member]
Condensed Financial Statements, Captions [Line Items]
Net of underwriter discounts and offering expenses	$ 23,000,000
Adjustment [Member]
Condensed Financial Statements, Captions [Line Items]
Net of underwriter discounts and offering expenses	23,000,000
Restated [Member]
Condensed Financial Statements, Captions [Line Items]
Net of underwriter discounts and offering expenses	$ 23,000,000